Consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenue
Passenger revenue	$ 760,594	$ 2,612,605	$ 2,587,389
Cargo and mail revenue	21,002	62,460	62,483
Other operating revenue	19,407	32,343	27,755
Total operating revenue	801,003	2,707,408	2,677,627
Operating expenses
Fuel	166,723	696,249	765,781
Wages, salaries, benefits and other employees' expenses	256,327	450,439	443,287
Passenger servicing	27,566	102,103	104,346
Airport facilities and handling charges	59,536	181,959	186,422
Sales and distribution	70,395	210,623	210,158
Maintenance, materials and repairs	76,948	127,562	110,710
Depreciation and amortization	259,336	282,080	276,563
Impairment of non financial assets	243,097	89,344	188,624
Flight operations	30,028	102,806	108,437
Other operating and administrative expenses	71,977	118,090	123,737
Total operating expenses	1,261,933	2,361,255	2,518,065
Operating (loss) profit	(460,930)	346,153	159,562
Non-operating (expense) income
Finance cost	(73,045)	(57,432)	(50,825)
Finance income	19,963	24,405	23,628
Loss on foreign currency fluctuations	(8,459)	(15,408)	(9,398)
Net change in fair value of derivatives	(107,139)	0	0
Other non-operating expense	(1,169)	(4,279)	(239)
Total non-operating (expense) income	(169,849)	(52,714)	(36,834)
(Loss) Profit before taxes	(630,779)	293,439	122,728
Income tax expense	23,717	(46,437)	(34,530)
Net (loss) profit	$ (607,062)	$ 247,002	$ 88,198
(Loss) Earnings per share
Basic and diluted	$ (14.28)	$ 5.81	$ 2.08